UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06578
The Glenmede Portfolios

(Exact name of Registrant as specified in charter)
4 Copley Place, 5th Floor, CPH-0326
Boston, Massachusetts 02116

(Address of principal executive offices)(Zip Code)
Michael P. Malloy, Esq.
Secretary
Drinker Biddle & Reath LLP
One Logan Square
18th & Cherry Streets
Philadelphia, PA 19103-6996

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-442-8299
Date of fiscal year end: October 31, 2009
Date of reporting period: July 31, 2009

TABLE OF CONTENTS

Item 1. Schedule of Investments. — The schedules of investments for the period ended July 31, 2009, are filed herewith
Item 2. Controls and Procedures
Item 3. Exhibits
SIGNATURES
Item 1. Schedule of Investments. — The schedules of investments for the period ended July 31, 2009, are filed herewith.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2009 — (Unaudited)

Face
Amount		Value
MUNICIPAL BONDS* — 96.5%

	Florida — 2.7%
$1,000,000	Florida State, Board of Education Capital Outlay, Public Education, Series E, 5.25% due 6/1/16	$1,067,700
1,390,000	Florida State, Water Pollution Control Financing, Corporation Revenue, Water Pollution Control, 5.50% due 1/15/13	1,495,320

		2,563,020

	Georgia — 3.2%
1,525,000	Georgia State, General Obligation Unlimited, Series D, Prerefunded 8/1/12 @ 100, 5.00% due 8/1/18	1,705,316
1,200,000	Private Colleges and Universities Authority, GA, Revenue Bonds, Agnes Scott College, Refunding, 4.00% due 6/1/13	1,302,912

		3,008,228

	Illinois — 0.8%
710,000	Illinois State, General Obligation Unlimited, First Series, 5.25% due 10/1/15	774,205

	Indiana — 2.1%
2,000,000	Whiting Industry, IN, Environmental Facilities Revenue, BP Products North America Inc., 2.80% due 6/1/44	2,005,080

	Minnesota — 1.7%
1,500,000	Minneapolis, MN, Convention Center, General Obligation Unlimited, 5.00% due 12/1/13	1,572,225

	New York — 3.5%
1,705,000	New York State, Environmental Facilities Corporation, Special Obligation Revenue, Riverbank State Park, Refunding, (CIFG Assurance N.A. Insured), 5.00% due 4/1/15	1,908,287
1,235,000	New York State, Thruway Authority, Highway and Bridge Trust Fund, Second Series B, (FGIC Insured), 5.00% due 4/1/13	1,373,666

		3,281,953

	North Carolina — 1.8%
1,500,000	Buncombe County, NC, Certificate Participation, Refunding, Series B, 5.00% due 6/1/13	1,682,325

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2009 — (Unaudited)

Face
Amount		Value
MUNICIPAL BONDS* — (Continued)

	Ohio — 5.2%
$1,775,000	Cleveland, OH, Waterworks Revenue, Series K, Prerefunded 1/1/12 @ 100, (FGIC Insured), 5.25% due 1/1/19	$1,953,317
945,000	Lorain, OH, City School District, Classroom Facilities, General Obligation Unlimited, Prerefunded 12/1/12 @ 101, (NPFG Insured), 5.25% due 12/1/20	1,085,474
1,000,000	Ohio State, Common Schools, General Obligation Unlimited, Series B, 5.00% due 3/15/13	1,127,310
700,000	Ohio State, General Obligation Unlimited, (FSA Insured), 5.50% due 11/1/13	814,317

		4,980,418

	Pennsylvania — 50.9%
100,000	Allegheny County, PA, General Obligation Unlimited, Refunding, Series C-55, (NPFG Insured), 5.375% due 11/1/14	110,449
200,000	Allegheny County, PA, Higher Education Building Authority Revenue, Duquesne University, Series A, (FGIC Insured), 5.00% due 3/1/17	218,304
	Allegheny County, PA, Sanitation Authority Sewer Revenue, (NPFG Insured) :
500,000	5.375% due 12/1/15	528,245
100,000	5.00% due 12/1/17	106,867
1,700,000	Ambridge, PA, Area School District, General Obligation Unlimited, (MBIA Insured) Prerefunded 11/1/14 @ 100, 5.50% due 11/1/29	2,005,864
655,000	Bethlehem, PA, General Obligation Unlimited, Series A (FGIC Insured), 3.50% due 8/1/12	655,734
500,000	Boyertown, PA, Area School District, (FSA Insured), 5.00% due 10/1/17	554,295
255,000	Bucks County, PA, Community College Authority, College Building Revenue, 4.75% due 6/15/18	284,394
500,000	Central Bucks, PA, School District, General Obligation Unlimited, (NPFG Insured), 5.00% due 5/15/16	551,185
500,000	Conneaut, PA, School District, Refunding, Series B, (FSA Insured), 5.00% due 11/1/20	557,055
1,040,000	Crawford, PA, Central School District, General Obligation Limited, (AGC Insured), 3.50% due 2/15/12	1,096,503
85,000	Dauphin County, PA, General Authority Hospital Revenue, Escrowed to Maturity, (FGIC Insured), 6.125% due 7/1/10	88,596
305,000	Dauphin County, PA, Prerefunded, Series B, (AMBAC Insured), 5.00% due 11/15/17	355,227
250,000	Delaware County, PA, General Obligation Unlimited, 3.00% due 7/15/13	265,658
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2009 — (Unaudited)

Face
Amount		Value
MUNICIPAL BONDS* — (Continued)

	Pennsylvania — (Continued)
$400,000	Delaware County, PA, Regional Water Quality Control Authority, Sewer, (MBIA Insured), Prerefunded 5/1/14 @ 100 Revenue, 5.00% due 5/1/25	$459,328
215,000	Delaware River Joint Toll Bridge Commission Revenue, (MBIA Insured), 5.25% due 7/1/16[1]	238,409
285,000	Delaware River Joint Toll Bridge Commission Revenue, Prerefunded 7/1/13 @ 100, (MBIA Insured), 5.25% due 7/1/16[1]	327,613
750,000	Delaware River Port Authority, PA and NJ Revenue, (FSA Insured), 5.25% due 1/1/12[1]	761,280
	Delaware River Port Authority, Pennsylvania, New Jersey & Delaware River Bridges Revenue, Escrowed to Maturity :
55,000	6.00% due 1/15/10 [1]	56,143
55,000	6.50% due 1/15/11 [1]	57,962
775,000	Delaware Valley, PA, Regional Financial Authority Local Government Revenue, 5.50% due 7/1/12	844,789
740,000	Delaware Valley, PA, Regional Financial Authority, Local Government Revenue, (AMBAC Insured), 5.50% due 8/1/18	825,337
515,000	Dover, PA, Area School District, General Obligation Unlimited, (FGIC Insured), 5.375% due 4/1/18	556,221
	Downington, PA, Area School District, General Obligation Unlimited, (FSA Insured) :
500,000	5.25% due 4/1/14	529,290
500,000	4.90% due 4/1/16	519,285
1,000,000	East Stroudsburg, PA, Area School District, General Obligation Limited, (FSA Insured), 5.00% due 9/1/20	1,090,590
325,000	Easton, PA, Area School District, General Obligation Limited, (FSA Insured), 5.00% due 4/1/17	367,546
955,000	Erie County, PA, General Obligation Unlimited, 5.00% due 9/1/16	1,090,639
250,000	Harrisburg, PA, Authority, Recovery Facilities Revenue, Series D-2, Mandatory Put 12/1/13 @ 100, (FSA Insured), 5.00% due 12/1/33	257,265
200,000	Harrisburg, PA, Parking Authority Revenue, Refunding, Escrowed to Maturity, (FSA Insured), 5.50% due 5/15/11	217,128
350,000	Hazleton, PA, Area School District, General Obligation Unlimited, (FSA Insured), 5.00% due 3/1/20	384,457
300,000	Indiana County, PA, Municipal Services Authority, Sewer Revenue, (AMBAC Insured), 4.00% due 10/1/09	300,666
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2009 — (Unaudited)

Face
Amount		Value
MUNICIPAL BONDS* — (Continued)

	Pennsylvania — (Continued)
$630,000	Jim Thorpe, PA, Area School District, (FSA Insured), 5.00% due 3/15/18	$677,439
505,000	Kennett, PA, Consolidated School District, General Obligation Unlimited, (NPFG Insured), 5.00% due 2/15/15	572,660
15,000	Lancaster, PA, Area Sewer Authority Revenue, Escrowed to Maturity, 6.00% due 4/1/12	16,035
600,000	Lehigh County, PA, General Obligation Unlimited, Series A, 5.00% due 11/15/18	682,506
500,000	Lehigh County, PA, General Purpose Hospital Revenue, Lehigh Valley Health Network, Series A, (FSA Insured), 5.00% due 7/1/16	541,555
470,000	Lower Paxton Township, PA, General Obligation Unlimited, Series A, 3.00% due 1/1/14	486,943
290,000	Lower Paxton Township, PA, General Obligation Unlimited, Series B, 3.00% due 5/15/14	300,794
1,210,000	Manheim Township, PA, Area School District, General Obligation Limited, (AGC Insured), 5.00% due 6/1/16	1,356,591
435,000	Montgomery County, PA, Higher Education and Health Authority Revenue, Catholic Health East, Prerefunded 11/15/14 @100, 5.50% due 11/15/24	513,670
250,000	Montgomery County, PA, Higher Education and Health Authority Revenue, Dickinson College Project, Series FF1, (CIFG Assurance N.A. Insured), 5.00% due 5/1/17	268,777
250,000	Moon Area School District, PA, General Obligation Unlimited, (FSA State Aid Withholding), 5.00% due 11/15/17	278,785
425,000	Northampton County, PA, Higher Education Authority Revenue, Lehigh University, 5.25% due 11/15/09	430,861
175,000	Northampton County, PA, Unrefunded Balance, 5.00% due 8/15/13	175,317
325,000	Northampton Township, PA, General Obligation Unlimited, (NPFG Insured), 4.60% due 11/15/10	326,001
200,000	Northampton, PA, Bucks County Municipal Authority, Sewer Revenue, Escrowed to Maturity, 6.20% due 11/1/13	219,294
700,000	Palisades, PA, School District, General Obligation Unlimited, (FGIC Insured), 3.55% due 9/1/14	715,442
1,485,000	Penn Manor, PA, School District, General Obligation Unlimited, 3.00% due 6/1/13	1,557,973
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2009 — (Unaudited)

Face
Amount		Value
MUNICIPAL BONDS* — (Continued)

	Pennsylvania — (Continued)
$500,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health System, Series A, (AMBAC Insured), 5.00% due 8/15/20	$525,215
750,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health System, Series B, 5.50% due 8/15/18	807,487
500,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania, (AMBAC Insured), 5.00% due 8/15/10	519,730
500,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pittsburgh Medical Center Health Systems, Series A, 6.25% due 1/15/18	516,940
400,000	Pennsylvania State Higher Educational Facilities Authority Revenue, Drexel University, 5.50% due 5/1/12	430,060
700,000	Pennsylvania State Public School Building Authority, Lease Revenue, Philadelphia School District Project, Series A (FSA Insured), 5.00% due 6/1/18	770,217
1,000,000	Pennsylvania State Public School Building Authority, Lease Revenue, Western Center Technical School (FSA Insured), 5.00% due 2/15/15	1,128,440
250,000	Pennsylvania State Public School Building Authority, School Revenue, Garnet Valley School District Project, Prerefunded to 2/1/11 @100, (AMBAC Insured), 5.25% due 2/1/12	265,690
1,500,000	Pennsylvania State Public School Building Authority, School Revenue, North Pennsylvania School District Project, 5.00% due 3/1/16	1,706,490
1,725,000	Pennsylvania State Public School Building Authority, School Revenue, Philadelphia School District Project, Prerefunded 6/1/13 @ 100, (FSA Insured), 5.25% due 6/1/24	1,978,264
510,000	Pennsylvania State Turnpike Commission Revenue, Refunded Balance, Series S, 5.50% due 6/1/15	551,539
100,000	Pennsylvania State Turnpike Commission Revenue, Refunded Balance, Series S (FGIC Insured), 5.00% due 6/1/15	106,472
500,000	Pennsylvania State Turnpike Commission Revenue, Sub-Series A (AGC Insured), 3.00% due 6/1/12	522,740
60,000	Pennsylvania State Turnpike Commission, Oil Franchise, Tax Revenue, Escrowed to Maturity, Series A, (AMBAC Insured), 5.25% due 12/1/14	60,802
250,000	Pennsylvania State Turnpike Commission, Oil Franchise, Tax Revenue, Refunded Balance, Series B, (AMBAC Insured), 5.00% due 12/1/17	272,035
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2009 — (Unaudited)

Face
Amount		Value
MUNICIPAL BONDS* — (Continued)

	Pennsylvania — (Continued)
	Pennsylvania State Turnpike Commission, Oil Franchise, Tax Revenue, Unrefunded Balance, Series A (AMBAC Insured) :
$20,000	5.25% due 12/1/13	$20,258
10,000	5.25% due 12/1/14	10,129
1,000,000	Pennsylvania State, General Obligation Unlimited, 5.25% due 7/1/14	1,160,600
340,000	Pennsylvania State, General Obligation Unlimited, (NPFG Insured), 5.00% due 7/1/15	376,071
750,000	Pennsylvania State, General Obligation Unlimited, Series A, 5.00% due 8/1/16	872,235
125,000	Pennsylvania State, Second Series, General Obligation Unlimited, 5.25% due 10/1/10	127,269
	Philadelphia, PA, General Obligation Unlimited, Prerefunded 3/15/11 @100, (FSA Insured) :
500,000	5.25% due 9/15/13	535,970
150,000	5.25% due 9/15/16	160,791
	Philadelphia, PA, Municipal Authority Revenue, Refunding — Lease — Series B, (FSA Insured) :
540,000	5.25% due 11/15/16	576,747
250,000	5.25% due 11/15/18	268,508
1,500,000	Philadelphia, PA, School District, General Obligation Limited, Series F (BHAC Insured), 5.00% due 9/1/17	1,694,355
850,000	Pocono Mountain, PA, School District, General Obligation Unlimited, Series A (NPFG Insured), 5.00% due 10/1/13	953,428
135,000	Ringgold, PA, School District, Escrowed to Maturity, 6.20% due 1/15/13	147,181
1,175,000	Rose Tree Media, PA, School District, General Obligation Unlimited, Series A, 4.00% due 2/15/14	1,275,145
640,000	Spring Grove, PA, Area School District, General Obligation Unlimited, (FGIC Insured), 5.25% due 4/1/16	655,456
1,500,000	University of Pittsburgh, PA, Commonwealth System of Higher Education Revenue, University Capital Project, 5.50% due 9/15/39	1,670,010
250,000	Wayne Highlands, PA, Area School District, General Obligation Unlimited, (FSA Insured), 5.375% due 4/1/14	272,840
1,425,000	Westmoreland County, PA, Municipal Authority, Municipal Service Revenue, Prerefunded to 8/15/15 @ 100, (FSA Insured), 5.25% due 8/15/25	1,682,141
250,000	York, PA, General Authority Guaranteed Revenue, York City Recreation Corp., (AMBAC Insured), 5.50% due 5/1/15	264,463

		48,268,685

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2009 — (Unaudited)

Face
Amount		Value
MUNICIPAL BONDS* — (Continued)

	Puerto Rico — 0.1%
$100,000	Puerto Rico Commonwealth Highway and Transportation Authority Revenue, Series J, Prerefunded 7/1/14 @100, 5.00% due 7/1/34	$115,603

	South Carolina — 2.2%
2,000,000	South Carolina State, Public Service Authority Revenue, Series A, (NPFG Insured), 5.625% due 1/1/13	2,053,720

	Texas — 14.5%
860,000	Austin, TX, Water and Wastewater System Revenue, Refunding, Series A, (AMBAC Insured), 5.50% due 11/15/13	991,632
2,755,000	Dallas, TX, Refunding and Improvement, General Obligation Limited, Refunding, 5.00% due 2/15/14	3,139,515
1,070,000	Humble, TX, Independent School District, General Obligation Unlimited, Refunding, Series A, 5.25% due 2/15/14	1,229,944
1,500,000	Killeen, TX, Independent School District, General Obligation Unlimited, 5.00% due 2/15/15	1,615,170
1,000,000	Laredo, TX, Independent School District, General Obligation Unlimited, 5.00% due 8/1/14	1,148,130
450,000	Northside, TX, Independent School District, General Obligation Unlimited, 5.00% due 2/15/14	512,383
2,000,000	San Antonio, TX, Electric and Gas Revenue, Unrefunded Balance, Refunding System, 5.375% due 2/1/16	2,158,560
715,000	San Antonio, TX, General Obligation Limited, 5.00% due 2/1/15	819,376
1,435,000	Texas State, Public Finance Authority, Building Revenue, Refunding, Texas Department Criminal Projects, (AMBAC Insured), 5.00% due 2/1/13	1,598,877
500,000	Texas State, Public Finance Authority, General Obligation Unlimited, 5.375% due 10/1/13	560,845

		13,774,432

	Utah — 1.2%
1,000,000	Utah State, Building Ownership Authority, Lease Revenue, Refunding, State Facilities Master Lease, PG-C, 5.50% due 5/15/12	1,120,320

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2009 — (Unaudited)

Face
Amount		Value
MUNICIPAL BONDS* — (Continued)

	Virginia — 5.0%
$1,225,000	Arlington County, VA, Industrial Development Authority, Hospital Facilities Revenue, Hospital Center, Virginia Arlington Health System, Prerefunded 7/1/11 @ 101, 5.50% due 7/1/17	$1,340,910
1,500,000	Virginia College Building Authority, Educational Facilities Revenue, 5.00% due 9/1/13	1,710,750
1,500,000	Virginia State, Public Building Authority, Public Facilities Revenue, Refunding, Series B, 5.00% due 8/1/13	1,711,425

		4,763,085

	Washington — 1.6%
1,410,000	Washington State, General Obligation Limited, Series R-03-A, (NPFG Insured), 5.00% due 1/1/15	1,502,397

	TOTAL MUNICIPAL BONDS (Cost $88,942,641)	91,465,696

TOTAL INVESTMENTS (Cost $88,942,641)[2]	96.5%	$91,465,696

OTHER ASSETS IN EXCESS OF LIABILITIES	3.5	3,321,685

NET ASSETS	100.0%	$94,787,381

*	Percentages indicated are based on net assets.

[1]	This is a joint regional authority.

[2]	Aggregate cost for federal tax purposes was $88,942,641.

Abbreviations:

AGC	— Assurance Guaranty Corporation

AMBAC	— American Municipal Bond Assurance Corporation

BHAC	— Berkshire Hathaway Assurance Corporation

FGIC	— Financial Guaranty Insurance Corporation

FSA	— Financial Security Assurance

MBIA	— Municipal Bond Investors Assurance

NPFG	— National Public Finance Guarantee Corp
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2009 — (Unaudited)

Face
Amount		Value
MUNICIPAL BONDS* — 97.6%

	Delaware — 3.6%
	Delaware River & Bay Authority, Development Revenue, (NPFG Insured) :
$500,000	5.00% due 1/1/17 [1]	$536,955
500,000	5.00% due 1/1/19 [1]	525,110

		1,062,065

	New Jersey — 91.4%
300,000	Avalon Boro, NJ, General Obligation Unlimited, 5.00% due 5/15/12	332,508
500,000	Bergen County, NJ, Improvement Authority Revenue, Bergen County Utilities, (County Guaranteed), 4.50% due 12/15/19	548,425
500,000	Bergen County, NJ, General Obligation Unlimited, 4.00% due 10/15/14	554,545
370,000	Brigantine, NJ, (NPFG Insured), 5.00% due 8/15/12	371,084
250,000	Burlington County, NJ, Bridge Commission Revenue, Governmental Leasing Program (County Guaranteed), 4.50% due 8/15/12	274,665
510,000	Caldwell and West Caldwell, NJ, Bridge Commission, General Obligation Unlimited, (FSA Insured), 4.125% due 9/1/14	566,824
355,000	Cape May County, NJ, Bridge Commission Revenue Bonds, (County Guaranteed), (AGC Insured), 3.50% due 6/1/13	372,484
100,000	Chatham Boro, NJ, General Obligation Unlimited, (FSA Insured), 3.75% due 12/15/13	109,105
440,000	Demarest, NJ, School District, (FSA Insured), 5.00% due 2/15/18	497,517
125,000	Essex County, NJ, General Obligation Unlimited, (NPFG Insured), 5.00% due 5/1/13	142,069
300,000	Essex County, NJ, Improvement Authority Revenue, County Guaranteed, (AGC Insured), 4.50% due 10/1/14	332,589
250,000	Essex County, NJ, Improvement Authority Revenue, Guaranteed Lease, County Correctional, (FGIC Insured), 4.50% due 10/1/23	281,907
250,000	Garden State Preservation Trust, NJ, Open Space and Farmland, Series A, (FSA Insured), 5.80% due 11/1/21	284,890
	Gloucester Township, NJ, Board of Education, General Obligation Unlimited, (FGIC Insured) :
500,000	4.20% due 8/1/14	527,120
700,000	4.25% due 8/1/15	732,711
250,000	Hazlet Township, NJ, School District, General Obligation Unlimited, (FSA Insured), 5.00% due 2/1/14	262,500
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2009 — (Unaudited)

Face
Amount		Value
MUNICIPAL BONDS* — (Continued)

	New Jersey — (Continued)
$200,000	Hopewell Valley, NJ, Regional School District, General Obligation Unlimited, (FGIC Insured), 5.00% due 8/15/12	$207,626
250,000	Lenape, NJ, Regional School District, General Obligation Unlimited, (FGIC Insured), 5.00% due 4/1/16	280,107
235,000	Mantua Township, NJ, School District, General Obligation Unlimited, (NPFG Insured), 5.00% due 3/1/13	254,789
325,000	Marlboro Township Municipal Utilities Authority Revenue, 3.50% due 12/1/12	343,678
250,000	Middlesex County, NJ, Improvement Authority Revenue Refunding, Open Space Trust Fund, (County Guaranteed), 5.00% due 9/15/17	290,885
90,000	Middlesex County, NJ, Improvement Authority Revenue, (County Guaranteed), 5.45% due 9/15/11	90,329
	Monmouth County, NJ, Improvement Authority Revenue, Prerefunded 12/01/10 @ 100, Governmental Loan, (AMBAC Insured) :
195,000	5.00% due 12/1/12	206,484
250,000	5.20% due 12/1/14	265,385
100,000	Monmouth County, NJ, Improvement Authority Revenue, Series A, (AMBAC Insured), 5.25% due 12/1/16	107,185
	Monmouth County, NJ, Improvement Authority Revenue, Unrefunded, Governmental Loan, (AMBAC Insured) :
55,000	5.00% due 12/1/12	56,852
125,000	5.20% due 12/1/14	128,331
125,000	Monroe Township Middlesex County, NJ, Board of Education, General Obligation Unlimited, (FGIC Insured), 5.00% due 9/15/13	133,728
20,000	Mount Holly, NJ, Municipal Utilities Authority, Sewer Revenue, Unrefunded, (MBIA Insured), 5.00% due 12/1/13	20,053
395,000	Mount Olive Township, NJ, General Obligation Unlimited, (AMBAC Insured), 5.00% due 8/15/14	453,673
400,000	New Jersey Economic Development Authority Revenue, School Facilities, Series F, (FGIC Insured), 5.25% due 6/15/14	435,804
400,000	New Jersey Economic Development Authority Revenue, School Facilities, Series U, (FSA Insured), 5.00% due 9/1/21	422,372
360,000	New Jersey Economic Development Authority, Park Facilities Authority, Elizabeth Development Company, Series A, (AMBAC Insured), 5.00% due 10/15/16	412,985
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2009 — (Unaudited)

Face
Amount		Value
MUNICIPAL BONDS* — (Continued)

	New Jersey — (Continued)
$450,000	New Jersey Economic Development Authority, School Facilities Construction, Series L, (AMBAC Insured), 5.00% due 3/1/18	$475,344
300,000	New Jersey Environmental Infrastructure Trust Revenue, Series A, 5.00% due 9/1/14	323,478
250,000	New Jersey Health Care Facilities Financing Authority Revenue, Atlanticare Regional Medical Center, 5.00% due 7/1/16	261,890
400,000	New Jersey Health Care Facilities Financing Authority Revenue, Capital Health Systems Obligation Group, Series A, 5.75% due 7/1/23	460,468
	New Jersey Health Care Facilities Financing Authority Revenue, St. Claires Hospital Inc., Series B, (MBIA Insured) :
500,000	4.00% due 7/1/11	529,680
300,000	5.25% due 7/1/15	351,042
500,000	New Jersey Sports & Exposition Authority Convention Center, Tobacco and Liquor Taxes, Refunding, (NPFG Insured), 5.125% due 9/1/14	501,140
135,000	New Jersey Sports & Exposition Authority State Contract, Revenue Bonds, Series A, Escrowed to Maturity, 5.00% due 3/1/10	138,671
65,000	New Jersey Sports & Exposition Authority State Contract, Revenue Bonds, Series A, Prerefunded, 3/1/16 @100, (AMBAC Insured), 5.00% due 3/1/17	76,201
115,000	New Jersey Sports & Exposition Authority State Contract, Revenue Bonds, Series A, Unrefunded, 5.00% due 3/1/10	117,751
185,000	New Jersey Sports & Exposition Authority State Contract, Revenue Bonds, Series A, Unrefunded, (AMBAC Insured), 5.00% due 3/1/17	202,449
200,000	New Jersey State Economic Development Authority, School Facilities Construction Revenue, Series C, Prerefunded 6/15/12 @ 100, (MBIA Insured), 5.00% due 6/15/16	223,136
250,000	New Jersey State Educational Facilities Authority Revenue, College of New Jersey, Series D (FSA Insured), 5.00% due 7/1/19	282,385
100,000	New Jersey State Educational Facilities Authority Revenue, Institute for Advanced Study, 5.00% due 7/1/11	108,072
400,000	New Jersey State Educational Facilities Authority Revenue, Kean University, Series D (FGIC Insured), 5.25% due 7/1/20	456,188
500,000	New Jersey State Educational Facilities Authority Revenue, Princeton University, 5.00% due 7/1/13	571,035
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2009 — (Unaudited)

Face
Amount		Value
MUNICIPAL BONDS* — (Continued)

	New Jersey — (Continued)
$450,000	New Jersey State Educational Facilities Authority Revenue, Rowan University, (FGIC Insured), 5.125% due 7/1/21	$511,083
500,000	New Jersey State Educational Facilities Authority, Higher Education Capacity Improvement Revenue Bonds, Series A (FSA Insured), 5.00% due 9/1/14	565,945
500,000	New Jersey State Educational Facilities Authority, Montclair State University, Series J, (NPFG Insured), 5.25% due 7/1/17	553,835
500,000	New Jersey State Educational Facilities Authority, Revenue, Higher Education Facilities Trust Fund, Series A, (FSA Insured), 5.00% due 9/1/16	558,750
250,000	New Jersey State Educational Facilities Authority, Richard Stockton College, (AMBAC Insured), 5.00% due 7/1/17	267,670
400,000	New Jersey State Educational Facilities Authority, William Patterson University, Series E, Prerefunded 7/1/12 @ 100, (Syncora Gurantee, Inc. Insured), 5.25% due 7/1/20	444,828
	New Jersey State Housing & Mortgage Finance Agency, Multi-Family Housing Revenue, Series B, (FSA Insured) :
295,000	5.55% due 11/1/09	297,882
165,000	5.75% due 11/1/11	168,076
155,000	New Jersey State Housing & Mortgage Finance Agency, Multi-Family Housing Revenue, Series E, 3.875% due 5/1/13	161,556
250,000	New Jersey State Transportation Trust Fund Authority, Transit Revenue, Series A, (FGIC Insured), 5.00% due 6/15/17	270,277
550,000	New Jersey State Transportation Trust Fund Authority, Transportation System, Series A, Escrowed to Maturity, (FGIC Insured), 5.25% due 6/15/14	640,469
100,000	New Jersey State Transportation, Trust Fund Authority, Transportation System, Series A, Prerefunded 6/15/12 @ 100, 5.50% due 6/15/13	115,912
70,000	New Jersey State Turnpike Authority, Turnpike Revenue, Series A, (NPFG Insured), 5.75% due 1/1/18	70,741
250,000	New Jersey State, Certificates of Participation, Escrowed to Maturity, (AMBAC Insured), 5.00% due 6/15/11	270,065
690,000	New Jersey State, General Obligation Unlimited, Refunding, Series H, 5.25% due 7/1/14	796,246
10,000	New Jersey State, Wastewater Treatment Trust Revenue, Series A, Unrefunded Balance, 5.25% due 9/1/13	10,031
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2009 — (Unaudited)

Face
Amount		Value
MUNICIPAL BONDS* — (Continued)

	New Jersey — (Continued)
$400,000	Newark, NJ, Housing Authority Revenue, Port Authority, Newark Marine Terminal, (MBIA Insured), 5.00% due 1/1/37	$454,468
	Ocean City, NJ, Board of Education, General Obligation Unlimited, (NPFG Insured) :
150,000	5.00% due 4/1/12	165,058
710,000	5.00% due 4/1/16	812,723
200,000	Passaic County, NJ, General Obligation Unlimited, (FSA Insured), 5.25% due 6/1/15	212,848
300,000	Rutgers State University, Revenue Bonds, (FGIC Insured), 5.00% due 5/1/15	329,691
300,000	Sayreville, NJ, General Obligation Unlimited, (AGC Insured), 4.25% due 10/1/12	329,229
	Tobacco Settlement Financing Corp., NJ, Revenue :
335,000	6.75% due 6/1/39	403,467
225,000	7.00% due 6/1/41	272,988
610,000	6.25% due 6/1/43	723,295
500,000	Union County, NJ, 5.00% due 3/1/17	550,605
150,000	Warren Township, NJ, School District, General Obligation Unlimited, 5.35% due 3/15/10	154,238
500,000	Washington Township, NJ, Board of Education Gloucester County, General Obligation Unlimited, (NPFG Insured), 5.00% due 2/1/15	547,640
540,000	West Windsor Plainsboro, NJ, Regional School District, General Obligation Unlimited, Refunding, (FSA Insured), 5.00% due 9/15/15	626,584

		26,666,339

	Pennsylvania — 2.6%
435,000	Delaware River Joint Toll Bridge Commission Revenue, (MBIA Insured), 5.25% due 7/1/16[1]	482,363
115,000	Delaware River Joint Toll Bridge Commission, Revenue, Series A, (NPFG Insured), 5.00% due 7/1/13[1]	125,863
	Delaware River Port Authority, Pennsylvania, New Jersey & Delaware River Bridges Revenue, Escrowed to Maturity :
85,000	6.00% due 1/15/10 [1]	86,766
55,000	6.50% due 1/15/11 [1]	57,962

		752,954

	TOTAL MUNICIPAL BONDS (Cost $27,681,797)	28,481,358

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2009 — (Unaudited)

Face
Amount		Value
TOTAL INVESTMENTS (Cost $27,681,797)[2]	97.6%	$28,481,358

OTHER ASSETS IN EXCESS OF LIABILITIES	2.4	687,641

NET ASSETS	100.0%	$29,168,999

*	Percentages indicated are based on net assets.

[1]	This is a joint regional authority.

[2]	Aggregate cost for federal tax purposes was $27,681,797.

Abbreviations:

AGC	— Assurance Guaranty Corporation

AMBAC	— American Municipal Bond Assurance Corporation

FGIC	— Financial Guaranty Insurance Corporation

FSA	— Financial Security Assurance

MBIA	— Municipal Bond Investors Assurance

NPFG	— National Public Finance Guarantee Corp
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

Notes to Schedules of Portfolio Investments — (Unaudited)
1. Organization and Significant Accounting Policies
     The Glenmede Portfolios (the “Fund”) is an investment company that was organized as a Massachusetts business trust on March 3, 1992, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of January 31, 2009, the Fund offered shares of two Sub-Trusts, the Muni Intermediate Portfolio and the New Jersey Muni Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). Each Portfolio is classified as non-diversified.
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Portfolio in the preparation of its financial statements.
     Valuation of Securities: Municipal obligations for which market quotations are readily available are valued at the most recent quoted bid price provided by investment dealers, provided that municipal obligations may be valued on the basis of prices provided by a pricing service when such prices are determined by the investment advisor to reflect the fair market value of such municipal obligations. When market quotations are not readily available or events occur that make established valuation methods unreliable, municipal obligations are valued in a manner which is intended to reflect their fair value as determined in accordance with procedures approved by of the Board of Trustees of the Fund (the “Board”). The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount. Debt obligations with remaining maturities of 60 days or less are valued on the basis of amortized cost.
     Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), is applicable to the Fund, effective November 1, 2008. SFAS 157 defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:
Level 1 — quoted prices in active markets for identical investments
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
     The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.
     In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009.
     The Muni Intermediate Portfolio and New Jersey Muni Portfolio had all long-term investments, with corresponding industries at Level 2 at July 31, 2009.
     Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts when appropriate.
     Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is accrued based on the terms of the security. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.
2. Unrealized Appreciation/(Depreciation)
     As of July 31, 2009, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Appreciation	Depreciation	Net
Muni Intermediate Portfolio	$2,541,577	$18,522	$2,523,055
New Jersey Muni Portfolio	823,616	24,055	799,561

3. Concentration of Credit
     The New Jersey Muni Portfolio primarily invests in debt obligations issued by the State of New Jersey and its political subdivisions, agencies, instrumentalities and authorities, including regional governmental authorities, to obtain funds for various purposes.
     On December 12, 2008, the Board of Trustees approved changing the principal investment strategy of the Muni Intermediate Portfolio from primarily investing in obligations of the Commonwealth of Pennsylvania and its political subdivisions, agencies, instrumentalities and authorities, including regional governmental authorities (“Pennsylvania Obligations”) to investing in municipal obligations of any state, territory and possession of the United States. This change was initiated in March 2009. As of July 31, 2009, Pennsylvania Obligations represented 50.9% of this Portfolio’s net assets.
     Each Portfolio is more susceptible to factors adversely affecting issuers of the respective region that the Portfolio invests in than is a municipal bond fund that is not concentrated in these issuers to the same extent.
4. Recently Issued Accounting Pronouncements
     In March 2008, the Financial Accounting Standards board (FASB) issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (SFAS 161). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Fund’s derivative and hedging activities in its annual and semi-annual financial statements. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statement disclosures.
5. Subsequent Event
     In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards No. 165 “Subsequent Events”, management has determined that no material events or transactions occurred subsequent to July 31, 2009 through September 21, 2009, the date of issuance of this report, that would require additional disclosure in the Fund’s schedule of portfolio investments.

Item 2. Controls and Procedures.
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), were effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GLENMEDE PORTFOLIOS

By	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)

Date	9/21/09

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated

By (Signature and Title)	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)

Date	9/21/09